Shareholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Summary of Preferred Shares , Ordinary Shares and Deferred Shares Issued

The table below reflects the number of preferred shares, ordinary shares, and deferred shares issued and outstanding at December 31, 2021, 2020 and 2019. The conversion of preferred and ordinary shares on approximately 1-for-0.159 basis and the creation of deferred shares are reflected in the years ended December 31, 2021 and 2020 only.

		December 31,
		2021		2020	2019
Series A Preferred Shares		—		—	34,840,000
Series B Preferred Shares		—		—	58,933,333
Series C Preferred Shares		—		—	12,307,692
A Ordinary shares		—		—	4,000,000
B Ordinary shares		—		—	1,307,992
C Ordinary shares		—		—	917,874
D Ordinary shares		—		—	2,972,298
E Ordinary shares		—		—	3,972,188
F Ordinary shares		—		—	2,877,088
Ordinary shares		35,854,591		35,854,945	—
Deferred shares of £0.00001	(1)	112,077	(2)	144,517,898	110,370
Deferred shares of £0.001		—		123,638,835	—
Deferred shares of £100,000		1		—	—
Total preferred, ordinary and deferred shares		35,966,669		304,011,678	122,238,835

(1)	112,077 represents forfeiture of unvested ordinary shares of £0.00001 par value upon termination of employment (see Note 7).
(2)	144,517,898 includes forfeiture of 17,804 unvested ordinary shares of £0.00001 par value upon termination of employment (see Note 7).